SHAREHOLDERS EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2017 | shares	2,808,000
Options outstanding, Weighted average remaining contractual life (years)	4 years
Options outstanding, Weighted average exercise price	$ 5.2
Options exercisable as of December 31, 2017 | shares	1,030,833
Options exercisable, Weighted average exercise price of exercisable options	$ 5.1
$3.14-4.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	3.14
Exercise Price, upper limit	$ 4.62
Options outstanding as of December 31, 2017 | shares	310,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 8 months 12 days
Options outstanding, Weighted average exercise price	$ 4.0
Options exercisable as of December 31, 2017 | shares	113,500
Options exercisable, Weighted average exercise price of exercisable options	$ 3.8
$4.79-6.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	4.79
Exercise Price, upper limit	$ 6.72
Options outstanding as of December 31, 2017 | shares	2,478,000
Options outstanding, Weighted average remaining contractual life (years)	4 years
Options outstanding, Weighted average exercise price	$ 5.3
Options exercisable as of December 31, 2017 | shares	917,333
Options exercisable, Weighted average exercise price of exercisable options	$ 5.3
$8.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, upper limit	$ 8.14
Options outstanding as of December 31, 2017 | shares	20,000
Options outstanding, Weighted average remaining contractual life (years)	5 years 10 months 25 days
Options outstanding, Weighted average exercise price	$ 8.1
Options exercisable as of December 31, 2017 | shares
Options exercisable, Weighted average exercise price of exercisable options